UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21253

The Pennsylvania Avenue Funds

 (Exact Name of Registrant as Specified in Charter)

260 Water St. #3C

Brooklyn, NY 11201

 (Address of Principal Executive Offices)

Thomas Kirchner

260 Water St. #3C

Brooklyn, NY 11201

 (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (202) 294-8887

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Pennsylvania Avenue Event-Driven Fund
A Series Of The Pennsylvania Avenue Funds

Semi-Annual Report

(Unaudited)

For the six months ended June 30, 2008

PENNSYLVANIA AVENUE FUNDS

PORTFOLIO ANALYSIS

JUNE 30, 2008 (UNAUDITED)

Assets By Investment Strategy
Cash
10%
Proxy fight investments
5%
Distressed Securities
5%
Capital Structure Arbitrage
5%
Liquidations
3%
Merger arbitrage
72%

	Pennsylvania Avenue Event-Driven Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 90.88%

Business Services - 9.71%
1,500	Angelica Corp.	$ 31,905
7,501	Computer Task Group, Inc. *	38,405
5,000	Industrial Distribution Group, Inc. *	59,850
3,976	Infousa, Inc.	17,455
4,000	Ipass, Inc. *	8,280
20,000	Motive, Inc. *	42,400
40,000	Touchstone Software Corp. *	58,800
		257,095
Chemical & Allied Products - 4.65%
167,850	Inyx, Inc. *	839
600,000	MZT Holdings, Inc. *	78,000
5,000	Tercica, Inc. *	44,150
		122,989
Communications - 5.34%
20,000	3Com Corp. *	42,400
2,500	Clear Channel Communications, Inc. *	88,000
1,050	Warwick Valley Telephone Co.	11,088
		141,488
Electric, Gas & Sanitary Services - 9.09%
30,000	Aquila, Inc. *	113,100
1,700	Northwestern Corp.	43,214
17,720	Pinnacle Gas Resources, Inc. * +	63,792
4,999	Verasun Energy Corp. *	20,647
		240,753
Electronic & Other Electric Equipment - 15.89%
2,000	Bel Fuse, Inc. Class B +	49,420
2,000	Bel Fuse, Inc. Class B	49,420
2,000	Cherokee International Corp. *	3,540
65,000	Computer Horizons Corp. *	21,450
45,000	ESS Technology, Inc. *	73,350
2,000	Navteq Corp. *	154,000
6,000	Radyne Corp. *	68,580
28,991	Three-Five Systems, Inc. *	972
		420,732
Finance, Insurance & Real Estate - 16.17%
1,363	American Community Properties Trust *	18,741
4,302	Cowlitz Bancorp *	32,480
1,400	FX Real Estate & Entertainment, Inc.	2,660
9,000	Financial Industries Corp. *	62,871
2,500	First Intercontenental Bank *	30,000
525	First National Bancshares, Inc. *	3,465
817	Massbank Corp.	32,337
965	MFB Corp. * +	28,265
7,000	National Atlantic Holding Corp. *	42,350
2,000	SCPIE Holdings, Inc. *	55,980
700	Sobieski Bancorp, Inc. *	763
31,084	Wilshire Enterprise, Inc. *	118,119
		428,031
Manufacturing - 5.96%
750	Corn Products International, Inc. +	36,833
500	Corn Products International, Inc.	24,555
818	Federal Mogul Corp. Class A *	13,194
3,500	Intertape Polymer Group, Inc. (Canada) *	11,480
10,000	Pyramid Breweries, Inc. *	27,100
1,000	Superior Essex, Inc. * +	44,630
		157,792
Printing & Publishing - 2.90%
6,930	CCA Industries, Inc.	57,866
10,920	Merisel, Inc. *	18,892
		76,758
Retail Trade - 0.30%
900	Pep Boys-Manny, Moe & Jack	7,848

Services - 17.69%
6,700	Cagles, Inc. Class A *	35,175
20,000	Captaris, Inc. *	81,000
5,000	Celebrate Express, Inc. *	18,850
1,000	Choicepoint, Inc. *	48,200
7,000	CKX, Inc.	61,250
35,003	Image Entertainment, Inc. *	32,553
1,000	Mac-Gray Corp. *	11,740
10,000	Max & Ermas Restaurant, Inc. *	39,000
3,500	Meadow Valley Corp. *	31,500
20,000	Trans World Entertainment Corp. *	56,800
20,000	Tumbleweed Communications Corp. *	52,200
		468,268
Technical & System Software - 3.18%
2,316	Ansoft Corp. *	84,302

TOTAL FOR COMMON STOCKS (Cost $2,946,739) - 90.88%		$ 2,406,056

CORPORATE BONDS - 5.58%
200,000	Beazer Homes USA 6.875% 07/15/2015	145,000
3,928	United Airlines 7.811% 10/01/2009	2,714

TOTAL FOR CORPORATE BONDS (Cost $154,689) - 5.58%		$ 147,714

ESCROWED RIGHTS - 0.23%
20,000	Mirant Corp Escrow *	-
6,000	North Atlanta National BK Escrow *	6,126
2,100	Pearson Plc. Escrow	-
200	Petrolcorp, Inc. Escrow *	-
50,000	Winn Dixie Stores, Inc. Escrow *	-

TOTAL FOR ESCROWED RIGHTS (Cost $0) - 0.23%		$ 6,126

CALL OPTIONS - 0.40%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Anheuser-Busch Companies, Inc.
1,000	August 2008 Call @ $60.00	$ 4,100

	Navteq Corp.
2,000	July 2008 Call @ $75.00	4,600

	Restoration Hardware, Inc.
1,000	August 2008 Call @ $2.50	2,000

	Total (Premiums Paid $9,355) - 0.40%	$ 10,700

SHORT TERM INVESTMENTS - 2.85%
75,569	Huntington Money Market Fund IV (Cost $75,569) 1.37% ** +	75,569

TOTAL INVESTMENTS (Cost $3,186,352) - 99.95%		$ 2,646,165

OTHER ASSETS LESS LIABILITIES - 0.05%		1,366

NET ASSETS - 100.00%		$ 2,647,531

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2008.
+ Pledged as collateral for securities sold short
The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares		Value
1,000	Ansys, Inc.	$ 47,120
2,000	Bel Fuse, Inc. Class A	55,740
500	Bunge Ltd.	53,845
2,000	Mutual First Financial, Inc.	19,620
2,200	Quest Resources Corp.	25,102
4,999	Verasun Energy Corp.	20,646

	Total Securities Sold Short (Proceeds - $265,975)	$ 222,073

Pennsylvania Avenue Event-Driven Fund
Schedule of Call Options Written
June 30, 2008 (Unaudited)

Call Options Written
Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
Superior Essex, Inc.
1,000	December 2008 Call @ $45.00	$ 450

	Total (Premiums Paid $484)	$ 450

Pennsylvania Avenue Event-Driven Fund
Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $3,186,352)	$ 2,646,165
Deposit with broker for securities sold short	235,834
Receivables:
Dividends and Interest	6,969
Due From Broker	66,974
Due From Advisor	24,338
Prepaid Expenses	12,187
Total Assets	2,992,467
Liabilities:
Securities & Options Sold Short, at Value (proceeds $266,459)	222,523
Due to custodian	4,944
Payables:
Due To Broker	84,410
Accrued Distribution Fees	7,735
Other Accrued Expenses	25,324
Total Liabilities	344,936
Net Assets	$ 2,647,531

Net Assets Consist of:
Paid In Capital	$ 3,368,321
Accumulated Undistributed Net Investment Income	8,296
Accumulated Realized Loss on Investments	(288,702)
Unrealized Depreciation in Value of Investments, Options and Securities Sold Short	(440,384)
Net Assets, for 246,689 Shares Outstanding	$ 2,647,531

Net Asset Value Per Share	$ 10.73

Minimum Redemption Price Per Share ($10.73 * .98) (Note 2)	$ 10.52

The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Statement of Operations
For the six months ended June 30, 2008 (Unaudited)

Investment Income:
Dividends (a)	$ 5,577
Interest	24,299
Total Investment Income	29,876

Expenses:
Advisory Fees (Note 3)	14,387
Transfer Agent Fees	7,644
Distribution Fees 12b-1 (Note 3)	3,597
Registration Fees	588
Audit Fees	12,488
Miscellaneous Fees	496
Custodial Fees	4,969
Printing and Mailing Fees	797
Insurance Fees	326
Legal Expense	1,500
Total Expenses	46,792
Fees Waived and Reimbursed by the Advisor (Note 3)	(25,212)
Net Expenses	21,580

Net Investment Income	8,296

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	(239,074)
Securities Sold Short	(40,206)
Options	(9,422)
Realized Gain on Investments, Securities Sold Short and Options	(288,702)

Net Change in Unrealized Appreciation on:
Investments	(200,585)
Securities Sold Short	24,022
Options	7,428
Net Change in Unrealized Appreciation on Investments, Securities Sold
Short and Options	(169,135)
Realized and Unrealized Gain (Loss) on Investments	(457,837)

Net Decrease in Net Assets Resulting from Operations	$ (449,541)

(a) Dividend income is net of $147 of foreign taxes withheld.

The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2008	12/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 8,296	$ 22,513
Realized Gain on Investments, Securities Sold Short and Options	(288,702)	149,127
Change in Unrealized Appreciation on Investments,
Options and Securities Sold Short	(169,135)	(319,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	(449,541)	(148,187)

Distributions to Shareholders:
Net Investment Income	-	(22,513)
Realized Gains	-	(149,128)
Return of Capital	-	(35,899)
Total Distributions to Shareholders	-	(207,540)

Capital Share Transactions (Note 5)	(406,914)	2,073,373

Total Increase (Decrease) in Net Assets	(856,455)	1,717,646

Net Assets:
Beginning of Period	3,503,986	1,786,340

End of Period (Including Undistributed Net Investment Income of $8,296
and $0, respectively)	$ 2,647,531	$ 3,503,986

The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months						Period (a)
	Ended		Years Ended				Ended
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 12.43		$ 13.20	$ 12.98	$ 12.01	$ 10.54	$ 10.49

Income From Investment Operations:
Net Investment Income (Loss) *	0.03		0.15	0.10	(0.06)	(0.04)	0.00
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.73)		(0.15)	1.36	1.55	2.87	0.40
Total from Investment Operations	(1.70)		0.00	1.46	1.49	2.83	0.40

Distributions:
Net Investment Income	-		(0.08)	0.00	0.00	0.00	0.00
Realized Gains	-		(0.55)	(1.24)	(0.46)	(1.26)	(0.35)
Return of Capital	-		(0.14)	0.00	(0.06)	(0.10)	0.00
Total from Distributions	-		(0.77)	(1.24)	(0.52)	(1.36)	(0.35)

Net Asset Value, at End of Period	$ 10.73		$ 12.43	$ 13.20	$ 12.98	$ 12.01	$ 10.54

Total Return **	(13.68)%		(0.03)%	11.23%	12.43%	26.85%	3.84%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,648		$ 3,503	$ 1,786	$ 662	$ 376	$ 107
Before Waivers
Ratio of Expenses to Average Net Assets
Excluding Interest on Securities Sold Short	3.26%	***	2.09%	2.84%	5.09%	9.08%	7.55%
Including Interest on Securities Sold Short	3.26%	***	2.10%	2.84%	5.09%	9.08%	7.55%
After Waivers
Ratio of Expenses to Average Net Assets
Excluding Interest on Securities Sold Short	1.50%	***	1.50%	1.50%	1.50%	1.50%	1.50%
Including Interest on Securities Sold Short	1.50%	***	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.58%		0.57%	0.63%	(0.44)%	(0.55)%	0.21%
Portfolio Turnover	76.78%		249.36%	169.02%	144.46%	177.06%	31.51%

(a) For the period November 21, 2003 (effective registration date) to December 31, 2003.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (CONTINUED) (UNAUDITED)

Note 1. Organization

Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds (the “Fund”) is a non-diversified regulated investment company and was organized as a Delaware business trust on September 19, 2002. The Pennsylvania Avenue Funds (“The Trust”) is permitted to offer separate portfolios and different classes of shares. The Trust currently offers two classes of shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Fund’s investment objective is to seek capital growth by engaging in investment strategies related to corporate events, such as mergers, reorganizations, bankruptcies or proxy fights. It intends to invest in securities of companies of any size and uses derivatives both as a substitute for investing in underlying securities, as well as for hedging purposes. The investment strategies employed by the Fund contain a higher degree of risk than a balanced investment program and this may not be appropriate for investors who are risk averse. From inception through June 30, 2008, only Investor Class Shares have been offered. No transactions in Adviser Class Shares have occurred, and no assets or liabilities are allocable to Adviser Class Shares.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over the counter market are generally valued by the pricing service at its last bid price except for short positions, for which the last quoted price is used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for the good faith pricing, and has delegated the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilized electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when the prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value, except when such a security is in default.

Short Sales  The Fund may sell a security it does not own in anticipation of a decline in fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The net asset value is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding rounded to the nearest cent.  The offering price and redemption price per share is equal to the net asset value per share, except that shares held for less than 180 days are subject to a redemption fee of 2%.  To discourage large frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund imposed the redemption fee, effective March 30, 2008.  For the period March 30, 2008 through June 30, 2008 there were no redemption fees were charged on redemption of Fund shares.  The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Note 2. Summary of Significant Accounting Policies (continued)

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has an agreement with Pennsylvania Avenue Advisers LLC (“the Advisor”), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the advisory agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% of the Fund’s first $10,000,000 of net assets and 0.90% of the net assets exceeding $10,000,000. A total fee of $14,387 accrued to the Advisor during the six months ended June 30, 2008.

Under the terms of the agreement if the aggregate expenses of the Fund are equal to or greater than 1.50% and 1.75% of the Fund’s net assets for the Investor Class and the Adviser Class, respectively, the Adviser will reimburse the Fund for these expenses. During the period, the Advisor reimbursed the Fund and paid expenses on behalf of the Fund totaling $25,212.

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1. Under the Investor Class Plan, up to 0.25% of average daily net assets attributable to Investor Class Shares can be used to pay for distribution expenses. Under this plan, $3,597 was accrued during the period. No expenses related to the Adviser Class plan of distribution, which permits the use of up to 0.50% of average daily net assets attributable to Adviser Class Shares, accrued during the year as no assets were allocated to that class.

Note 4. Related Party Transactions

Thomas Kirchner is a control person of the Adviser. Thomas Kirchner also serves as a trustee and officer of the Trust. Thomas Kirchner receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares no par value of separate series.  The total paid-in capital as of June 30, 2008 was $3,368,321.  Transactions in capital were as follows:

	For the six months ended 6/30/08		For the year ended 12/31/07

	Shares	Amount	Shares	Amount
Shares sold	22,323	$252,190	285,772	$3,943,051
Shares reinvested	-	-	10,933	135,900
Shares redeemed	(57,578)	(659,104)	(150,097)	(2,005,578)
Increase (Decrease)	(35,255)	$(406,914)	146,608	$2,073,373

Note 6. Investment Transactions

For the six months ended June 30, 2008, purchases and sales of investment securities excluding options, transactions on securities sold short and short-term investments, aggregated $1,968,880 and $2,337,664, respectively.  Purchases and sales of securities sold short aggregated $1,968,880 and $2,440,165, respectively.  Purchases and sales of options aggregated $9,355 and $17,874, respectively.

Note 7. Options

As of June 30, 2008 the Fund had purchased call options valued at $10,700.

Transactions in call and put options purchased during the six months ended June 30, 2008 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2007	80	$ 26,812
Options purchased	40	9,355
Options exercised	(60)	(15,758)
Options expired	-	-
Options terminated in closing sell transaction	(20)	(11,054)
Options outstanding at June 30, 2008	40	$ 9,355

Transactions in call and put options written during the year ended June 30, 2008 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2006	-	$ -
Options written	25	1,180
Options exercised	-	-
Options expired	(15)	(696)
Options terminated in closing purchase transaction	-	-
Options outstanding at June 30, 2008	10	$ 484

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at June 30, 2008 was $3,186,344 including options and short-term investments.  The proceeds on securities sold short were $265,975 for income tax purposes.

At June 30, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including positions in securities sold short and options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$135,669	($631,915)	($496,246)

As of June 30, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain	$ 0
Unrealized appreciation	$(496,246)

Note 9.  New Accounting Pronouncements

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                           Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $2,640,039                          $         -

Level 2 – Significant Other Observable Inputs                 -                                        -

Level 3 – Significant Unobservable Inputs                 6,126                                      -

Total                                                                    $2,646,165                          $         -

Pennsylvania Avenue Event-Driven Fund
Expense Illustration
June 30, 2008 (Unaudited)

Expense Example

As a shareholder of the Pennsylvania Avenue Event-Driven Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2008	June 30, 2008	January 1,2008 to June 30,2008

Actual	$1,000.00	$863.23	$6.95
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.40	$7.52

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

ADDITIONAL INFORMATION

JUNE 30, 2008 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Richard Holly, CFA 3601 Connecticut Ave NW Washington, DC 20008 Age: 42	Trustee since 2003.

Principal, Tatum LLC (since 2007); Assistant Ready Mix Controller (2006-2007) and Senior Financial Analyst Lafarge North America (2003-2006); Consultant, Accountemps (2002 - 2003); Controller, Engelhard-Clal (1998-2002).

Sherry Russell 9111 Wire Avenue Silver Spring, MD 20901 Age: 36	Trustee since 2006.	Independent Financial Consultant (2005-Present); Senior Loan Officer, Nationwide Home Mortgage (2003-2004); President, Naxos Technology Inc. (2001-2002);

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Thomas Kirchner, CFA* 260 Water Street #3C Brooklyn, NY 11201-1290 Age: 39	President since 2002.	Financial Engineer, Fannie Mae (1999 - 2004); Bond Trader and Financial Engineer, Banque Nationale de Paris S.A.(1996-1999).

*Thomas Kirchner, as an affiliated person of Pennsylvania Avenue Advisers LLC, the Fund's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 642-6393 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (888) 642-6393 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (888) 642-6393.

Board of Trustees

Thomas Kirchner

Richard Holly

Sherry Russell

Investment Adviser

Pennsylvania Avenue Advisers, LLC

P.O. Box 9543

Washington, DC 20016

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington Bank

Independent Registered Public Accounting Firm

Sanville & Company

This report is provided for the general information of the shareholders of the Pennsylvania Avenue Funds. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Pennsylvania Avenue Funds
By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	September 5, 2008

* Print the name and title of each signing officer under his or her signature.